Schedule of basic and diluted net loss per ordinary shares (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Net loss	$ (4,674,358)		$ (3,034,984)		$ (39,475,321)	$ (15,306,550)
Basic weighted average common shares	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Diluted weighted average common shares	35,374,891	[1]	33,980,753	[1]	38,163,168	33,980,753
Basic net income (loss) per ordinary share	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)
Diluted net income (loss) per ordinary share	$ (0.13)	[1]	$ (0.09)	[1]	$ (1.03)	$ (0.45)

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.